Portfolio of Investments (unaudited)
As of June 30, 2025
abrdn Healthcare Opportunities Fund

	Shares or Principal Amount	Value
Convertible Preferred Stocks(a),(b),(c)—3.7%
Biotechnology—2.7%
Abcuro, Inc. Series B	601,124	$ 3,299,990
Abcuro, Inc. Series C1	133,045	803,419
Atalanta Therapeutics Series B	1,944,444	3,499,999
Glycomine, Inc. Series C, 8.00%	6,872,036	4,123,222
Seismic Therapeutics, Inc. Series B	730,764	3,299,984
Third Arc Bio, Inc. Series A, 8.00%	2,091,056	4,400,000
		19,426,614
Health Care Equipment & Supplies—0.0%
IO Light Holdinigs, Inc. Series A2	189,858	19
Pharmaceuticals—1.0%
Endeavor Biomedicines, Inc. Series B, 8.00%	742,138	4,842,153
Endeavor Biomedicines, Inc. Series C, 8.00%	137,039	894,125
Engrail Therapeutics, Inc. Series B, 8.00%	1,652,502	1,750,000
		7,486,278
Total Convertible Preferred Stocks		26,912,911
Non-Convertible Notes—20.9%
Biotechnology—3.5%
AbbVie, Inc., 3.20%, 05/14/26	$ 3,245,000	3,213,974
AbbVie, Inc., 4.25%, 11/14/28	5,303,000	5,328,781
AbbVie, Inc., 4.45%, 05/14/46	3,080,000	2,651,207
Amgen, Inc., 3.20%, 11/02/27	2,200,000	2,148,764
Amgen, Inc., 2.00%, 01/15/32	2,795,000	2,383,455
Gilead Sciences, Inc., 2.95%, 03/01/27	10,000,000	9,817,147
		25,543,328
Health Care Equipment & Supplies—3.1%
Abbott Laboratories, 4.75%, 11/30/36	10,498,000	10,448,445
Becton Dickinson & Co., 3.70%, 06/06/27	2,413,000	2,383,948
DH Europe Finance II SARL, 3.25%, 11/15/39	1,760,000	1,415,794
Stryker Corp., 3.65%, 03/07/28	3,500,000	3,454,660
Zimmer Biomet Holdings, Inc., 4.25%, 08/15/35	6,000,000	5,482,368
		23,185,215
Health Care Providers & Services—7.8%
Cigna Group, 4.38%, 10/15/28	1,504,000	1,505,808
Cigna Group, 2.38%, 03/15/31	5,800,000	5,156,145
Cigna Group, 6.13%, 11/15/41	8,250,000	8,572,819
CVS Health Corp., 4.30%, 03/25/28	789,000	785,763
CVS Health Corp., 1.88%, 02/28/31	4,400,000	3,766,336
CVS Health Corp., 4.78%, 03/25/38	2,100,000	1,927,230
CVS Health Corp., 5.05%, 03/25/48	3,700,000	3,194,757
Elevance Health, Inc., 4.10%, 03/01/28	2,975,000	2,966,803
Elevance Health, Inc., 2.55%, 03/15/31	5,800,000	5,207,953
Elevance Health, Inc., 4.65%, 08/15/44	2,325,000	2,020,465
UnitedHealth Group, Inc., 3.85%, 06/15/28	1,460,000	1,447,564
UnitedHealth Group, Inc., 3.88%, 12/15/28	4,970,000	4,905,750
UnitedHealth Group, Inc., 4.20%, 05/15/32	10,940,000	10,590,112
UnitedHealth Group, Inc., 4.50%, 04/15/33	5,800,000	5,652,816
		57,700,321
Life Sciences Tools & Services—0.9%
Thermo Fisher Scientific, Inc., 5.40%, 08/10/43	6,500,000	6,423,237
Pharmaceuticals—5.6%
AstraZeneca PLC, 6.45%, 09/15/37(d)	4,750,000	5,335,837
	Shares or Principal Amount	Value

Bristol-Myers Squibb Co., 3.20%, 06/15/26	$ 7,500,000	$ 7,430,076
Bristol-Myers Squibb Co., 3.40%, 07/26/29	2,100,000	2,034,650
IQVIA, Inc., 5.00%, 05/15/27(e)	1,290,000	1,285,643
Johnson & Johnson, 2.90%, 01/15/28	2,200,000	2,148,884
Johnson & Johnson, 3.70%, 03/01/46	10,130,000	8,128,377
Merck & Co., Inc., 3.40%, 03/07/29	4,000,000	3,902,250
Pfizer, Inc., 3.45%, 03/15/29	8,100,000	7,932,664
Pfizer, Inc., 4.00%, 12/15/36	3,200,000	2,931,483
		41,129,864
Total Non-Convertible Notes		153,981,965
Common Stocks—104.9%
Biotechnology—19.3%
AbbVie, Inc.(f)	266,604	49,487,034
Amgen, Inc.	29,690	8,289,745
Arrowhead Pharmaceuticals, Inc.(b),(f)	233,412	3,687,910
ARS Pharmaceuticals, Inc.(b)	670,314	11,696,979
BioMarin Pharmaceutical, Inc.(b),(f)	231,046	12,700,599
Caris Life Sciences, Inc.(b)	47,137	1,259,501
Cytokinetics, Inc.(b),(f)	336,872	11,130,251
Exact Sciences Corp.(b)	99,518	5,288,387
Galera Therapeutics, Inc.(b)	314,430	8,552
Gilead Sciences, Inc.	34,892	3,868,476
I-Mab, ADR(b),(d)	43,738	105,846
Krystal Biotech, Inc.(b)	32,770	4,504,564
Myriad Genetics, Inc.(b)	229,593	1,219,139
Neurocrine Biosciences, Inc.(b)	15,303	1,923,434
Rallybio Corp.(b)	594,616	200,980
Regeneron Pharmaceuticals, Inc.(f)	13,797	7,243,425
Sarepta Therapeutics, Inc.(b),(f)	440,519	7,532,875
Sera Prognostics, Inc., Class A(b)	1,133,977	3,141,116
Veracyte, Inc.(b)	181,923	4,917,379
Vericel Corp.(b)	100,208	4,263,850
		142,470,042
Health Care Equipment & Supplies—29.2%
Abbott Laboratories(f)	406,302	55,261,135
Becton Dickinson & Co.(f)	107,901	18,585,947
Boston Scientific Corp.(b)	161,898	17,389,464
Dexcom, Inc.(b)	91,088	7,951,072
Inspire Medical Systems, Inc.(b)	121,851	15,812,604
Insulet Corp.(b)	18,183	5,712,735
Intuitive Surgical, Inc.(b)	53,199	28,908,869
LivaNova PLC(b)	208,236	9,374,785
Medtronic PLC	365,043	31,820,798
ResMed, Inc.	17,757	4,581,306
Stryker Corp.	41,261	16,324,089
Tandem Diabetes Care, Inc.(b)	186,024	3,467,487
		215,190,291
Health Care Providers & Services—16.4%
Acadia Healthcare Co., Inc.(b),(f)	231,920	5,262,265
Community Health Systems, Inc.(b)	409,762	1,393,191
Elevance Health, Inc.	40,918	15,915,465
GeneDx Holdings Corp.(b)	56,873	5,249,947
HCA Healthcare, Inc.	9,180	3,516,858
Humana, Inc.	33,450	8,177,856
McKesson Corp.	6,735	4,935,273
Molina Healthcare, Inc.(b)	18,665	5,560,304
NeoGenomics, Inc.(b)	413,098	3,019,746

See accompanying Notes to Portfolio of Investments.

Portfolio of Investments (unaudited)  (continued)
As of June 30, 2025
abrdn Healthcare Opportunities Fund

	Shares or Principal Amount	Value
Common Stocks (continued)
Health Care Providers & Services (continued)
Tenet Healthcare Corp.(b)	40,030	$ 7,045,280
UnitedHealth Group, Inc.(f)	195,668	61,042,546
		121,118,731
Health Care REITs—7.6%
Diversified Healthcare Trust, REIT	293,879	1,052,087
Global Medical REIT, Inc.	31,668	219,459
Healthcare Realty Trust, Inc., REIT	25,119	398,387
Healthpeak Properties, Inc., REIT	567,701	9,940,444
LTC Properties, Inc., REIT	166,842	5,774,402
Medical Properties Trust, Inc., REIT	266,557	1,148,861
National Health Investors, Inc., REIT	5,596	392,392
Omega Healthcare Investors, Inc., REIT	297,889	10,917,632
Sabra Health Care REIT, Inc.	626,862	11,559,335
Universal Health Realty Income Trust, REIT	3,075	122,908
Ventas, Inc., REIT	106,216	6,707,540
Welltower, Inc., REIT	51,783	7,960,601
		56,194,048
Health Care Technology—0.2%
Veradigm, Inc.(b)	338,217	1,589,620
Life Sciences Tools & Services—6.7%
Danaher Corp.	123,445	24,385,325
Repligen Corp.(b)	46,178	5,743,620
Thermo Fisher Scientific, Inc.	47,248	19,157,174
		49,286,119
Pharmaceuticals—25.5%
Bristol-Myers Squibb Co.(f)	361,696	16,742,908
Eli Lilly & Co.(f)	97,640	76,113,309
Fusion Pharmaceuticals, Inc. CVR(a),(b),(c)	7,160	9,881
Johnson & Johnson	121,198	18,512,995
	Shares or Principal Amount	Value

Merck & Co., Inc.(f)	405,775	$ 32,121,149
Oculis Holding AG(b),(d)	426,422	8,276,851
Perrigo Co. PLC	28,292	755,962
Pfizer, Inc.	582,234	14,113,352
Zoetis, Inc.	134,938	21,043,581
		187,689,988
Total Common Stocks		773,538,839
Short-Term Investment—1.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.27%(g)	7,197,769	7,197,769
Total Short-Term Investment		7,197,769
Total Investments (Cost $912,737,815)—130.8%		964,144,283
Liabilities in Excess of Other Assets (30.8%)		(226,846,430)
Net Assets—100.0%		$737,297,853

(a)	Level 3 security. See Note 1(a) of the accompanying Notes to Portfolio of Investments.
(b)	Non-income producing security.
(c)	Restricted security.
(d)	Foreign security.
(e)	Denotes a security issued under Regulation S or Rule 144A.
(f)	A portion of security is pledged as collateral for call options written.
(g)	Registered investment company advised by State Street Investment Management. The rate shown is the 7 day yield as of June 30, 2025.

ADR	American Depositary Receipt
CVR	Contingent Value Right
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See accompanying Notes to Portfolio of Investments.

Portfolio of Investments (unaudited)  (concluded)
As of June 30, 2025
abrdn Healthcare Opportunities Fund

	Number of Contracts (100 shares each)	Notional Amount ($)	Value ($)
Option Contracts Written—0.0%
Call Options Written—0.0%
Abbott Laboratories Jul25 140 Call	313	(4,382,000)	(39,125)
AbbVie, Inc. Jul25 187.5 Call	102	(1,912,500)	(18,462)
Acadia Healthcare Co., Inc. Jul25 25 Call	578	(1,445,000)	(26,010)
Arrowhead Pharmaceuticals, Inc. Jul25 17 Call	564	(958,800)	(14,100)
Becton Dickinson & Co. Jul25 180 Call	80	(1,440,000)	(10,000)
BioMarin Pharmaceutical, Inc. Jul25 60 Call	241	(1,446,000)	(3,374)
Bristol-Myers Squibb Co. Jul25 46.5 Call	206	(957,900)	(6,386)
Cytokinetics, Inc. Jul25 35 Call	275	(962,500)	(22,000)
Eli Lilly & Co. Jul25 800 Call	18	(1,440,000)	(14,040)
Merck & Co., Inc. Jul25 80 Call	120	(960,000)	(10,800)
Regeneron Pharmaceuticals, Inc. Jul25 540 Call	27	(1,458,000)	(16,200)
Sarepta Therapeutics, Inc. Jul25 25 Call	964	(2,410,000)	(14,460)
UnitedHealth Group, Inc. Jul25 320 Call	45	(1,440,000)	(13,500)
Total Call Options Written (Premiums received $(351,621))			(208,457)

See accompanying Notes to Portfolio of Investments.

Notes to Portfolio of Investments
June 30, 2025 (unaudited)

1.    Summary of Significant Accounting Policies
a.    Security Valuation:
The Fund values its securities at fair value, consistent with regulatory requirements. "Fair value" is defined in the Fund's Valuation and Liquidity Procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to transact at the measurement date, also referred to as market value. Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees (the "Board") designated Aberdeen as the valuation designee ("Valuation Designee") for the Fund to perform the fair value determinations relating to Fund investments for which market quotations are not readily available or deemed unreliable and the Fund's investments in securities of early and/or later stage financing of a privately held companies ("Venture Capital Securities").
Long-term debt and other fixed-income securities are valued at the last quoted or evaluated bid price on the valuation date provided by an independent pricing service provider. If there are no current day bids, the security is valued at the previously applied bid. Pricing services generally price debt securities assuming orderly transactions of an institutional “round lot” size and the strategies employed by the Valuation Designee generally trade in round lot sizes. In certain circumstances, some trades may occur in smaller “odd lot” sizes which may be effected at lower, or higher, prices than institutional round lot trades. Short-term debt securities (such as commercial paper and U.S. treasury bills) having a remaining maturity of 60 days or less are valued at the last quoted or evaluated bid price on the valuation date provided by an independent pricing service, or on the basis of amortized cost, if it represents the best approximation of fair value. Debt and other fixed-income securities are generally determined to be Level 2 investments.
Equity securities that are traded on an exchange are valued at the last quoted sale price or the official close price on the principal exchange on which the security is traded at the “Valuation Time” subject to application, when appropriate, of the valuation factors described in the paragraph below. Under normal circumstances, the Valuation Time is as of the close of regular trading on the New York Stock Exchange ("NYSE") (usually 4:00 p.m. Eastern Time). In the absence of a sale price, the security is valued at the mean of the bid/ask price quoted at the close on the principal exchange on which the security is traded. Securities traded on NASDAQ are valued at the NASDAQ official closing price.
Convertible preferred shares, warrants or convertible note interests in Venture Capital Securities, milestone interests, and other restricted securities are typically valued in good faith, based upon the recommendations made by the Valuation Designee pursuant to fair valuation policies and procedures approved by the Board.
Derivative instruments are valued at fair value. Exchange-traded futures are generally Level 1 investments and centrally cleared swaps and forwards are generally Level 2 investments. Forward foreign currency contracts are generally valued based on the bid price of the forward rates and the current spot rate. Forward exchange rate quotations are available for scheduled settlement dates, such as 1-, 3-, 6-, 9- and 12-month periods. An interpolated valuation is derived based on the actual settlement dates of the forward contracts held. Futures contracts are valued at the settlement price or at the last bid price if no settlement price is available. Swap agreements are generally valued by an approved pricing agent based on the terms of the swap agreement (including future cash flows). When market quotations or exchange rates are not readily available, or if the Adviser concludes that such market quotations do not accurately reflect fair value, the fair value of the Fund’s assets are determined in good faith in accordance with the Valuation Procedures.
Foreign equity securities that are traded on foreign exchanges that close prior to the Valuation Time are valued by applying valuation factors to the last sale price or the mean price as noted above. Valuation factors are provided by an independent pricing service provider. These valuation factors are used when pricing the Fund's portfolio holdings to estimate market movements between the time foreign markets close and the time the Fund values such foreign securities. These valuation factors are based on inputs such as depositary receipts, indices, futures, sector indices/ETFs, exchange rates, and local exchange opening and closing prices of each security. When prices with the application of valuation factors are utilized, the value assigned to the foreign securities may not be the same as quoted or published prices of the securities on their primary markets. A security that applies a valuation factor is generally determined to be a Level 2 investment because the exchange-traded price has been adjusted. Valuation factors are not utilized if the independent pricing service provider is unable to provide a valuation factor or if the valuation factor falls below a predetermined threshold; in such case, the security is determined to be a Level 1 investment.
Short-term investments are comprised of cash and cash equivalents invested in short-term investment funds which are redeemable daily. The Fund sweeps available cash into the State Street Institutional U.S. Government Money Market Fund, which has elected to qualify as a “government money market fund” pursuant to Rule 2a-7 under the 1940 Act, and has an objective, which is not guaranteed, to maintain a $1.00 per share NAV. Generally, these investment types are categorized as Level 1 investments.
In the event that a security’s, other than a Venture Capital Security, market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closes before the Valuation Time), the security is valued at fair value as
4

Notes to Portfolio of Investments  (concluded)
June 30, 2025 (unaudited)

determined by the Valuation Designee, taking into account the relevant factors and surrounding circumstances using valuation policies and procedures approved by the Board. A security that has been fair valued by the Adviser may be classified as Level 2 or Level 3 depending on the nature of the inputs.
Venture Capital Securities are valued based on a consideration of relevant factors, including both observable and unobservable inputs. Observable and unobservable inputs considered may include (i) the existence of any contractual restrictions on the disposition of securities; (ii) information obtained from the company, which may include an analysis of the company's financial statements, products, intended markets or technologies; (iii) the price of the same or similar security negotiated at arm's length in an issuer's completed subsequent round of financing; (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies; or (v) a probability and time value adjusted analysis of contractual terms. Where available and appropriate, multiple valuation methodologies are applied to confirm fair value. Significant unobservable inputs are often used in the fair value determination. A significant change in any of these inputs may result in a significant change in the fair value measurement. Additionally, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different from the valuations used at the date of these financial statements.
In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Fund discloses the fair value of its investments using a three-level hierarchy that classifies the inputs to valuation techniques used to measure the fair value. The hierarchy assigns Level 1, the highest level, measurements to valuations based upon unadjusted quoted prices in active markets for identical assets, Level 2 measurements to valuations based upon other significant observable inputs, including adjusted quoted prices in active markets for similar assets, and Level 3, the lowest level, measurements to valuations based upon unobservable inputs that are significant to the valuation. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, which are based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement.
Open-end mutual funds are valued at the respective NAV as reported by such company. The prospectuses for the registered open-end management investment companies in which the Fund invests explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing. Closed-end funds and exchange-traded funds ("ETFs") are valued at the market price of the security at the Valuation Time (defined below). A security using any of these pricing methodologies is generally determined to be a Level 1 investment.
The three-level hierarchy of inputs is summarized below:
Level 1 - quoted prices (unadjusted) in active markets for identical investments;
Level 2 - other significant observable inputs (including valuation factors, quoted prices for similar securities, interest rates, prepayment speeds, and credit risk, etc.); or
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Level 3 investments are valued using significant unobservable inputs. The Fund may also use a discounted cash flow based valuation approach in which the anticipated future cash flows of the investment are used to estimate the current fair value. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
5